Consolidated statement of changes in equity (Parenthetical) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Changes In Equity [Abstract]
Increase (decrease) through net exchange differences, goodwill	kr (3,359)	kr 966	kr 1,584
Realized gain or losses net	kr 124	kr 54	kr 36
Dividends paid per share	kr 1.50	kr 1.00	kr 1.00